Vessels Under Construction - Movement (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Movement In Vessels Under Construction [Roll Forward]
As of January 1, 2025 and 2026	$ 115,321	$ 41,589
Additions to vessels under construction	21,557	68,526
Capitalized interest	3,190	5,206
Vessel under construction at December 31, 2025 and June 30, 2026	$ 140,068	$ 115,321